Financial Liabilities - Schedule of Contractual Interest and Repayment Obligation to Convertible Bonds and EIB Loan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Convertible Bond 2017/2022 [Member]
Statement Line Items [Line Items]
Principal repayment	€ 2,595	€ 2,662
Interest payment	546	720
Convertible Bond 2017/2022 [Member] | 2019 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	156	160
Convertible Bond 2017/2022 [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	156	160
Convertible Bond 2017/2022 [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	156	160
Convertible Bond 2017/2022 [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment	2,595	2,662
Interest payment	78	80
Convertible Bond 2017/2022 [Member] | 2018 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment		160
EBI Loan [Member]
Statement Line Items [Line Items]
Principal repayment	10,000	10,000
Interest payment	6,338	5,605
EBI Loan [Member] | 2019 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	405	405
EBI Loan [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	433	433
EBI Loan [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	461	461
EBI Loan [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment	10,000	10,000
Interest payment	5,039	3,926
EBI Loan [Member] | 2018 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment		380
Convertible Bond 2016/2021 [Member]
Statement Line Items [Line Items]
Principal repayment		83
Interest payment		20
Convertible Bond 2016/2021 [Member] | 2019 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment		5
Convertible Bond 2016/2021 [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment		5
Convertible Bond 2016/2021 [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment		83
Interest payment		5
Convertible Bond 2016/2021 [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
Convertible Bond 2016/2021 [Member] | 2018 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment		€ 5